Fair Value (Tables)	6 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis	The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2021 and September 30, 2021:

	At March 31, 2021
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥18,439,146	¥13,165,127	¥756,413	¥32,360,686
Debt securities
Japanese national government and Japanese government agency bonds	6,800,379	401,454	—	7,201,833
Japanese prefectural and municipal bonds	—	193,936	—	193,936
Foreign government and official institution bonds	9,508,030	450,443	1,280	9,959,753
Corporate bonds	5,123	2,706,611	77	2,711,811
Residential mortgage-backed securities	27	6,166,313	1,000	6,167,340
Asset-backed securities	—	1,045,706	336,811	1,382,517
Other debt securities	—	—	277,635	277,635
Commercial paper	—	1,001,233	—	1,001,233
Equity securities(2)	2,125,587	1,199,431	139,610	3,464,628
Trading derivative assets	136,515	11,774,865	70,058	11,981,438
Interest rate contracts	23,906	7,673,031	21,018	7,717,955
Foreign exchange contracts	929	3,896,713	12,520	3,910,162
Equity contracts	111,680	113,586	6,309	231,575
Commodity contracts	—	1	26,896	26,897
Credit derivatives	—	91,534	2,354	93,888
Other(7)	—	—	961	961
Investment securities:
Available-for-sale debt securities	34,010,613	12,817,584	289,616	47,117,813
Japanese national government and Japanese government agency bonds	32,073,409	3,199,802	—	35,273,211
Japanese prefectural and municipal bonds	—	3,731,513	—	3,731,513
Foreign government and official institution bonds	1,937,204	973,041	16,718	2,926,963
Corporate bonds	—	1,134,108	162	1,134,270
Residential mortgage-backed securities	—	1,467,115	15	1,467,130
Commercial mortgage-backed securities	—	462,966	1,599	464,565
Asset-backed securities	—	1,247,565	136,920	1,384,485
Other debt securities	—	37,376	134,202	171,578
Commercial paper	—	564,098	—	564,098
Equity securities	5,530,077	229,415	45,569	5,805,061
Marketable equity securities	5,530,077	229,415	—	5,759,492
Nonmarketable equity securities(3)	—	—	45,569	45,569
Other(4)	1,202,230	42,687	18,784	1,263,701
Total	¥59,318,581	¥38,029,678	¥1,180,440	¥98,528,699

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥260,149	¥989	¥—	¥261,138
Trading derivative liabilities	150,750	11,560,634	45,031	11,756,415
Interest rate contracts	10,696	7,343,594	6,839	7,361,129
Foreign exchange contracts	977	4,015,927	5,237	4,022,141
Equity contracts	139,077	92,655	5,686	237,418
Commodity contracts	—	1	26,959	26,960
Credit derivatives	—	108,457	83	108,540
Other(7)	—	—	227	227
Obligation to return securities received as collateral(5)	6,484,452	97,307	—	6,581,759
Other(6)	—	558,553	(2,212)	556,341
Total	¥6,895,351	¥12,217,483	¥42,819	¥19,155,653

	At September 30, 2021
	Level 1	Level 2	Level 3	Fair Value(8)
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,693,104	¥14,976,853	¥699,598	¥35,369,555
Debt securities
Japanese national government and Japanese government agency bonds	7,271,079	342,429	—	7,613,508
Japanese prefectural and municipal bonds	—	136,983	—	136,983
Foreign government and official institution bonds	10,285,602	424,816	1,433	10,711,851
Corporate bonds	4,222	2,830,826	683	2,835,731
Residential mortgage-backed securities	—	7,788,583	—	7,788,583
Asset-backed securities	—	1,118,202	256,014	1,374,216
Other debt securities	—	—	279,952	279,952
Commercial paper	—	1,237,124	—	1,237,124
Equity securities(2)	2,132,201	1,097,890	161,516	3,391,607
Trading derivative assets	143,235	9,707,756	67,846	9,918,837
Interest rate contracts	26,988	6,375,295	27,717	6,430,000
Foreign exchange contracts	2,136	3,145,866	5,341	3,153,343
Equity contracts	114,111	93,698	8,138	215,947
Commodity contracts	—	—	23,642	23,642
Credit derivatives	—	92,897	2,323	95,220
Other(7)	—	—	685	685
Investment securities:
Available-for-sale debt securities	34,410,091	14,679,359	275,505	49,364,955
Japanese national government and Japanese government agency bonds	32,188,385	4,026,614	—	36,214,999
Japanese prefectural and municipal bonds	—	4,016,073	—	4,016,073
Foreign government and official institution bonds	2,221,706	1,153,086	17,468	3,392,260
Corporate bonds	—	1,086,177	3,148	1,089,325
Residential mortgage-backed securities	—	1,704,987	15	1,705,002
Commercial mortgage-backed securities	—	494,189	1,179	495,368
Asset-backed securities	—	1,285,923	116,806	1,402,729
Other debt securities	—	40,190	136,889	177,079
Commercial Paper	—	872,120	—	872,120
Equity securities	5,640,412	196,343	50,150	5,886,905
Marketable equity securities	5,640,412	196,343	—	5,836,755
Nonmarketable equity securities(3)	—	—	50,150	50,150
Other(4)	830,251	21,922	15,544	867,717
Total	¥60,717,093	¥39,582,233	¥1,108,643	¥101,407,969
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥73,815	¥5,453	¥—	¥79,268
Trading derivative liabilities	142,480	9,283,194	39,370	9,465,044
Interest rate contracts	10,020	6,122,010	6,129	6,138,159
Foreign exchange contracts	981	2,944,304	3,143	2,948,428
Equity contracts	131,479	100,806	5,995	238,280
Commodity contracts	—	—	23,695	23,695
Credit derivatives	—	116,074	88	116,162
Other(7)	—	—	320	320
Obligation to return securities received as collateral(5)	5,869,080	105,722	—	5,974,802
Other(6)	—	491,802	3,576	495,378
Total	¥6,085,375	¥9,886,171	¥42,946	¥16,014,492

Notes:	(1)Includes securities measured under the fair value option.

(2)Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2021 were ¥102,255 million and those at September 30, 2021 were ¥135,905 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2021 were ¥97,413 million, and those at September 30, 2021 were ¥84,769 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2021.

(3)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2021 were ¥27,395 million and ¥34,390 million respectively, and those at September 30, 2021 were ¥27,726 million and ¥38,207 million respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2021 were ¥1,006 million and ¥4,758 millions, respectively, and those at September 30, 2021 were ¥1,023 million and ¥8,927 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2021.

(4)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions and money in trust for segregating cash deposited by customers on security transactions.

(5)Included in Other liabilities.
(6)Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
(7)Includes certain derivatives such as earthquake derivatives.

(8)Fair value amounts in this table include those relating to transferred business of MUFG Union Bank, such as Trading derivative assets of ¥86,916 million, Available-for-sale debt securities of ¥2,265,674 million, Equity securities of ¥2,733 million and Other of ¥12,053 million, which are included in Other assets, and Trading derivative liabilities of ¥17,250 million, which are included in Other liabilities, respectively, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Changes in Level 3 Recurring Fair Value Measurements	Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

		Total gains (losses) for the period												Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2020
	March 31, 2020	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2020
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥525,946	¥(627)	(2)	¥—	¥158,481	¥—	¥(65,231)	¥(2,091)	¥190,391		¥(27,160)		¥779,709	¥(1,434)	(2)
Debt securities
Foreign government and official institution bonds	1,052	188		—	12,625	—	(12,713)	(14)	—		(16)		1,122	78
Corporate bonds	144	35		—	—	—	(179)	—	—		—		—	—
Asset-backed securities	416,259	(1,685)		—	46,455	—	(46,700)	(1,024)	—		—		413,305	(1,728)
Other debt securities	6,651	3,446		—	69,498	—	—	—	190,389	(8)	—		269,984	3,446
Equity securities	101,840	(2,611)		—	29,903	—	(5,639)	(1,053)	2		(27,144)	(8)	95,298	(3,230)
Trading derivatives—net	3,477	33,219	(2)	(757)	595	(334)	—	(15,112)	(392)		(460)		20,236	7,640	(2)
Interest rate contracts—net	(750)	13,271		(341)	—	—	—	(3,364)	(15)		(396)		8,405	5,130
Foreign exchange contracts—net	5,005	1,909		(276)	—	—	—	159	(377)		22		6,442	1,226
Equity contracts—net	(4,222)	18,054		(145)	—	—	—	(11,748)	—		(14)		1,925	1,288
Commodity contracts—net	(65)	(11)		5	—	—	—	—	—		—		(71)	—
Credit derivatives—net	2,727	(103)		—	—	—	—	(159)	—		—		2,465	(103)
Other—net(9)	782	99		—	595	(334)	—	—	—		(72)		1,070	99
Investment securities:
Available-for-sale debt securities	274,930	(1,478)	(3)	(4,400)	130,042	—	(11)	(141,214)	20		(9,962)		247,927	(206)	(3)
Foreign government and official institution bonds	15,767	—		(682)	3,230	—	—	(1,556)	—		—		16,759	—
Corporate bonds	10,108	(3)		—	—	—	—	(18)	20		(9,962)	(5)	145	(4)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,977	—		(149)	—	—	(11)	(21)	—		—		1,796	—
Asset-backed securities	140,875	(1,475)		(2,416)	126,800	—	—	(137,187)	—		—		126,597	(202)
Other debt securities	106,188	—		(1,153)	12	—	—	(2,432)	—		—		102,615	—
Equity securities	39,963	(423)	(3)	—	6,413	—	(464)	—	285		(10)		45,764	(665)	(3)
Nonmarketable equity securities	39,963	(423)		—	6,413	—	(464)	—	285		(10)		45,764	(665)
Other	36,701	(14,583)	(7)	(500)	1,121	—	—	(90)	—		—		22,649	(14,577)	(7)
Total	¥881,017	¥16,108		¥(5,657)	¥296,652	¥(334)	¥(65,706)	¥(158,507)	¥190,304		¥(37,592)		¥1,116,285	¥(9,242)
Liabilities
Other	¥6,606	¥(18,465)	(4)	¥3,711	¥—	¥30,192	¥—	¥(9,309)	¥11,330	(6)	¥(4,322)	(6)	¥49,251	¥(14,090)	(4)
Total	¥6,606	¥(18,465)		¥3,711	¥—	¥30,192	¥—	¥(9,309)	¥11,330		¥(4,322)		¥49,251	¥(14,090)

		Total gains (losses) for the period												Change in unrealized gains(losses) for assets and liabilities still held at September 30, 2021
	March 31, 2021	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2021(10)
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥756,413	¥4,592	(2)	¥—	¥268,583	¥—	¥(71,430)	¥(259,220)	¥660		¥—		¥699,598	¥4,423	(2)
Debt securities
Foreign government and official institution bonds	1,280	210		—	28,427	—	(28,469)	(15)	—		—		1,433	(16)
Corporate bonds	77	(69)		—	125	—	(100)	—	650		—		683	(69)
Residential mortgage-backed securities	1,000	(2)		—	41,844	—	(42,823)	(19)	—		—		—	—
Asset-backed securities	336,811	4,193		—	166,760	—	—	(251,750)	—		—		256,014	5,297
Other debt securities	277,635	2,317		—	—	—	—	—	—		—		279,952	2,317
Equity securities	139,610	(2,057)		—	31,427	—	(38)	(7,436)	10		—		161,516	(3,106)
Trading derivatives—net	25,027	17,711	(2)	1,113	36	(355)	—	(9,069)	(463)		(5,524)		28,476	15,161	(2)
Interest rate contracts—net	14,179	3,916		653	—	—	—	2,634	8		198		21,588	3,764
Foreign exchange contracts—net	7,283	302		147	21	—	—	773	(471)		(5,857)		2,198	369
Equity contracts—net	623	13,378		319	15	—	—	(12,327)	—		135		2,143	10,907
Commodity contracts—net	(63)	16		(6)	—	—	—	—	—		—		(53)	16
Credit derivatives—net	2,271	113		—	—	—	—	(149)	—		—		2,235	113
Other—net(9)	734	(14)		—	—	(355)	—	—	—		—		365	(8)
Investment securities:
Available-for-sale debt securities	289,616	(618)	(3)	22,746	118,700	—	—	(170,482)	15,653		(110)		275,505	7,452	(3)
Foreign government and official institution bonds	16,718	—		1,104	4,805	—	—	(5,159)	—		—		17,468	(30)
Corporate bonds	162	(326)		68	557	—	—	(57)	2,854		(110)		3,148	(261)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,599	—		104	—	—	—	(524)	—		—		1,179	9
Asset-backed securities	136,920	(292)		8,690	113,311	—	—	(141,823)	—		—		116,806	3,495
Other debt securities	134,202	—		12,780	27	—	—	(22,919)	12,799	(8)	—		136,889	4,239
Equity securities	45,569	2,588	(3)	—	3,602	—	(1,317)	—	130		(422)		50,150	1,614	(3)
Nonmarketable equity securities	45,569	2,588		—	3,602	—	(1,317)	—	130		(422)		50,150	1,614
Other	18,784	(1,383)	(7)	986	1,758	—	(4,523)	(57)	—		(21)		15,544	(1,382)	(7)

Total	¥1,135,409	¥22,890		¥24,845	¥392,679	¥(355)	¥(77,270)	¥(438,828)	¥15,980		¥(6,077)		¥1,069,273	¥27,268

Liabilities
Other	¥(2,212)	¥(8,176)	(4)	¥(2,341)	¥—	¥8,145	¥—	¥(12,450)	¥6,809	(6)	¥(7,233)	(6)	¥3,576	¥(2,656)	(4)
Total	¥(2,212)	¥(8,176)		¥(2,341)	¥—	¥8,145	¥—	¥(12,450)	¥6,809		¥(7,233)		¥3,576	¥(2,656)

Notes:	(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits—net and Foreign exchange gains—net.
(3)Included in Investment securities gains—net and Other comprehensive income—net.
(4)Included in Trading account profits—net.

(5)For the six months ended September 30, 2020, transfers out of Level 3 for Corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit ratings of the bond issuers and loss given default.

(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.

(7)Included in Fees and commissions income and Other non-interest income.
(8)Transfers relate to the reclassification of certain securities.
(9)Includes certain derivatives such as earthquake derivatives.

(10)Fair value amounts in this table include those relating to transferred business of MUFG Union Bank, such as Available-for-sale debt securities of ¥67,266 million and Other of ¥12,053 million, which are included in Other assets, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Quantitative Information About Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2021	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥16,718	Return on Equity Method	Probability of default	0.2%	~	1.8%	0.5%
			Recovery rate	35.0%	~	90.0%	66.9%
			Market-required return on capital	8.0%	~	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	89,607	Discounted cash flow	Probability of default	4.3%	~	4.9%	4.7%
			Recovery rate	78.0%	~	96.6%	90.6%
	279,547	Internal model(4)	Asset Correlations	3.0%			3.0%
			Discount factor	1.3%	~	1.6%	1.3%
			Prepayment rate	18.3%			18.3%
			Probability of default	0.0%	~	83.7%	—	(3)
			Recovery rate	57.4%			57.4%
Other debt securities	313,895	Discounted cash flow	Liquidity premium	1.0%	~	3.2%	2.9%
	79,541	Return on Equity Method	Probability of default	0.0%	~	8.0%	0.4%
			Recovery rate	60.0%	~	90.0%	78.8%
			Market-required return on capital	8.0%	~	10.0%	10.0%

At March 31, 2021	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	12,841	Option model	Correlation between interest rates	30.0%	~	61.9%	44.8%
			Correlation between interest rate and foreign exchange rate	15.1%	~	60.0%	41.6%
			Volatility	0.0%	~	100.0%	65.0%
Foreign exchange contracts—net	7,283	Option model	Correlation between interest rates	10.0%	~	70.0%	51.0%
			Correlation between interest rate and foreign exchange rate	0.0%	~	60.0%	38.9%
			Correlation between foreign exchange rates	50.0%	~	70.6%	66.4%
			Volatility	9.5%	~	22.1%	13.7%
Equity contracts—net	(4,597)	Option model	Correlation between foreign exchange rate and equity	(58.4)%	~	55.0%	26.2%
			Correlation between equities	15.0%	~	95.0%	54.0%
			Volatility	27.5%	~	40.0%	31.8%
	5,557	Discounted Cash Flow	Term of litigation	0.0 year	~	1.2 years	0.6 year

At September 30, 2021	Fair value(1)(5)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥17,468	Return on equity method	Probability of default	0.2%	~	1.8%	0.5%
			Recovery rate	55.0%	~	90.0%	67.0%
			Market-required return on capital	10.0%			10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	79,934	Discounted cash flow	Recovery rate	100.0%			100.0%
	190,785	Internal model(4)	Asset correlations	3.0%			3.0%
			Discount factor	0.7%	~	0.9%	0.9%
			Prepayment rate	24.2%			24.2%
			Probability of default	0.0%	~	85.9%	—	(3)
			Recovery rate	60.0%			60.0%
Other debt securities	318,343	Discounted cash flow	Liquidity premium	1.2%	~	3.2%	3.0%
	60,867	Return on equity method	Probability of default	0.1%	~	4.1%	0.3%
			Recovery rate	70.0%	~	90.0%	83.3%
			Market-required return on capital	8.0%	~	10.0%	10.0%

At September 30, 2021	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	20,791	Option model	Correlation between interest rates	30.0%	~	65.4%	45.8%
			Correlation between interest rate and foreign exchange rate	16.6%	~	60.0%	41.5%
			Volatility	13.0%	~	100.0%	58.1%
Foreign exchange contracts—net	2,198	Option model	Correlation between interest rates	30.0%	~	70.0%	57.0%
			Correlation between interest rate and foreign exchange rate	0.0%	~	60.0%	39.1%
			Correlation between foreign exchange rates	50.0%		70.6%	66.4%
			Volatility	9.3%	~	22.5%	14.0%
Equity contracts—net	(3,540)	Option model	Correlation between foreign exchange rate and equity	(58.4)%	~	55.0%	20.0%
			Correlation between equities	14.9%	~	95.0%	56.5%
			Volatility	26.0%	~	35.5%	28.8%
	6,441	Discounted cash flow	Term of litigation	0.1 year	~	1.3 years	0.7 year

Notes:	(1)The fair value as of March 31, 2021 and September 30, 2021 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Change in and range of unobservable inputs” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2021.

(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2021.

(5)Fair value amounts in this table include those relating to transferred business of MUFG Union Bank, such as Trading securities and Investment securities of ¥66,087 million, which are included in Other assets, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2021 and September 30, 2021:

	March 31, 2021				September 30, 2021
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value(3)
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥32,421	¥8,357	¥40,778	¥—	¥8,189	¥5,034	¥13,223
Loans	2,667	5,125	255,676	263,468	2,378	4,359	245,697	252,434
Loans held for sale	—	—	52,159	52,159	—	—	42,254	42,254
Collateral dependent loans	2,667	5,125	203,517	211,309	2,378	4,359	203,443	210,180
Premises and equipment	—	—	15,243	15,243	—	—	11,800	11,800
Intangible assets	—	—	2,421	2,421	—	—	10,377	10,377
Goodwill	—	—	132,976	132,976	—	—	—	—
Other assets	111,626	33,840	24,512	169,978	11,880	—	15,168	27,048
Investments in equity method investees(1)	111,626	33,840	8,384	153,850	11,880	—	—	11,880
Other	—	—	16,128	16,128	—	—	15,168	15,168
Total	¥114,293	¥71,386	¥439,185	¥624,864	¥14,258	¥12,548	¥288,076	¥314,882

Notes:
(1)Excludes certain investments valued at net asset value of ¥24,319 million and ¥19,475 million at March 31, 2021 and September 30, 2021, respectively. The unfunded commitments related to these investments are ¥19,101 million and ¥18,494 million at March 31, 2021 and September 30, 2021, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2021.

(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

(3)Carrying value amounts in this table include those relating to transferred business of MUFG Union Bank, such as Intangible assets of ¥10,273 million, which are included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Losses Gains Recorded As Result Of Nonrecurring Changes In Fair Value
The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2020 and 2021:

	Losses(gains) for the six months ended September 30,
	2020	2021
	(in millions)
Investment securities	¥(701)	¥1,759
Loans	89,082	15,777
Loans held for sale	5,620	759
Collateral dependent loans	83,462	15,018
Premises and equipment	8,569	1,660
Intangible assets	4,286	17,459
Goodwill	106,479	—
Other assets	87,584	17,500
Investments in equity method investees	53,138	7,020
Other	34,446	10,480
Total	¥295,299	¥54,155

Gains (Losses) Related to Instruments for which Fair Value Option was Elected
The following table presents the gains or losses recorded for the six months ended September 30, 2020 and 2021 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2020			2021
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥148,265	¥(237,425)	¥(89,160)	¥41,324	¥121,942	¥163,266
Total	¥148,265	¥(237,425)	¥(89,160)	¥41,324	¥121,942	¥163,266
Financial liabilities:
Other short-term borrowings(1)	¥(15,805)	¥—	¥(15,805)	¥4,383	¥—	¥4,383
Long-term debt(1)	(16,945)	—	(16,945)	32,402	—	32,402
Total	¥(32,750)	¥—	¥(32,750)	¥36,785	¥—	¥36,785

Note:	(1)Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance Of Long Term Receivables And Debt Instruments For Which Fair Value Option Was Elected
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2021 and September 30, 2021 for long-term debt instruments for which the fair value option has been elected:

	March 31, 2021			September 30, 2021
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥420,227	¥402,823	¥(17,404)	¥513,292	¥499,929	¥(13,363)
Total	¥420,227	¥402,823	¥(17,404)	¥513,292	¥499,929	¥(13,363)

Estimated Fair Values by Level
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2021 and September 30, 2021:

	At March 31, 2021
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥49,977	¥49,977	¥49,977	¥—	¥—
Interest-earning deposits in other banks	53,347	53,347	—	53,347	—
Call loans and funds sold	1,256	1,256	—	1,256	—
Receivables under resale agreements	13,780	13,780	—	13,780	—
Receivables under securities borrowing transactions	3,370	3,370	—	3,370	—
Investment securities	3,904	3,939	1,123	780	2,036
Loans, net of allowance for credit losses(1)	114,350	115,709	3	298	115,408
Other financial assets(2)	8,108	8,108	—	8,108	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,521	¥38,521	¥—	¥38,521	¥—
Interest-bearing	190,695	190,712	—	190,712	—
Total deposits	229,216	229,233	—	229,233	—
Call money and funds purchased	2,354	2,354	—	2,354	—
Payables under repurchase agreements	24,568	24,568	—	24,568	—
Payables under securities lending transactions	843	843	—	843	—
Due to trust account and other short-term borrowings	17,883	17,883	—	17,883	—
Long-term debt	34,773	35,042	—	35,042	—
Other financial liabilities	7,027	7,027	—	7,027	—

	At September 30, 2021
	Carrying amount(3)	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥50,694	¥50,694	¥50,694	¥—	¥—
Interest-earning deposits in other banks	54,429	54,429	—	54,429	—
Call loans and funds sold	1,456	1,456	—	1,456	—
Receivables under resale agreements	12,071	12,071	—	12,071	—
Receivables under securities borrowing transactions	3,466	3,466	—	3,466	—
Investment securities	4,130	4,172	1,120	867	2,185
Loans, net of allowance for credit losses(1)	111,527	112,821	2	305	112,514
Other financial assets(2)	7,064	7,064	—	7,064	—
Financial liabilities:
Deposits
Non-interest-bearing	¥39,174	¥39,174	¥—	¥39,174	¥—
Interest-bearing	190,708	190,718	—	190,718	—
Total deposits	229,882	229,892	—	229,892	—
Call money and funds purchased	2,580	2,580	—	2,580	—
Payables under repurchase agreements	25,489	25,489	—	25,489	—
Payables under securities lending transactions	834	834	—	834	—
Due to trust account and other short-term borrowings	18,069	18,069	—	18,069	—
Long-term debt	33,705	34,011	—	34,011	—
Other financial liabilities	8,196	8,196	—	8,196	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

(2)Excludes investments in equity method investees of ¥2,560 billion and ¥2,774 billion at March 31, 2021 and September 30, 2021, respectively.

(3)Carrying amounts in this table include those relating to transferred business of MUFG Union Bank, such as Cash and due from banks of ¥224 billion, Interest-earning deposits in other banks of ¥1,288 billion, Investment securities of ¥858 billion, Loans, net of allowance for credit losses of ¥6,360 billion and Other financial assets of ¥310 billion, which are included in Other assets, and Total deposits of ¥9,933 billion, Long-term debt of ¥705 billion and Other financial liabilities of ¥160 billion, which are included in Other liabilities, respectively, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.